OPPENHEIMER FLORIDA TAX-EXEMPT FUND
Supplement Dated October 10, 1996
to the Prospectus dated April 15, 1996

The Prospectus is amended as follows:

1. Effective October 10, 1996, the name of the Fund has been changed to "Oppenheimer Florida Municipal Fund" and all references to the name of the Fund on the front cover page and throughout the Prospectus are changed to reflect the new name.

2. The name "Oppenheimer Multi-State Tax-Exempt Trust" is changed to "Oppenheimer Multi-State Municipal Trust" and all references to the name in "How the Fund is Managed - Organization and History" and throughout the Prospectus are changed to reflect the new name.


October 10, 1996                                            PS0795.006

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                        OPPENHEIMER FLORIDA TAX-EXEMPT FUND
                     Supplement dated October 10, 1996 to the
             Statement of Additional Information dated April 15, 1996

The Statement of Additional Information is amended as follows:

      Effective October 10, 1996, the name of the Fund has been changed to "Oppenheimer Florida Municipal Fund" and all references to the name of the Fund on the front cover page and throughout the Statement of Additional Information are changed to reflect the new name.


October 10, 1996                                           PX0795.003